SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING
SEGMENT REPORTING

16.SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

Components of the Group’s net revenues are presented in the following table:

	For the years ended December 31,
	2013	2014	2015

Apparel	$86,459	$138,570	$123,113
Other general merchandise	205,958	243,837	200,650

Total net revenues	$292,417	$382,407	$323,763

The following table summarizes the Group’s total net revenues generated in different geographic locations and as a percentage of total net revenues.

	For the years ended December 31,
	2013		2014		2015
	Revenues	%	Revenues	%	Revenues	%

Europe	$182,958	62.5	$239,176	62.5	$191,361	59.1
North America	54,858	18.8	81,675	21.4	92,430	28.5
Other countries	54,601	18.7	61,556	16.1	39,972	12.4

Total net revenues	$292,417	100	$382,407	100	$323,763	100

North America’s net revenues include revenues from the United States of, $46,136, $65,376 and $77,407 during the years ended December 31, 2013, 2014 and 2015 respectively. Europe’s net revenues include revenues from France of $42,504, $52,264 and $41,161 during the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2013, 2014 and 2015 substantially all of long-lived assets of the Group are located in the PRC.